Feb. 28, 2021
Direxion Daily Semiconductor Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares
Investment Objective
The Fund seeks daily investment results, before fees and expenses, of 300% of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example -
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 230% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund's extensive use of derivatives was reflected, the Fund's portfolio turnover rate would be significantly higher.
Principal Investment Strategy
The Index measures the performance of domestic companies engaged in the design, distribution, manufacture and sale of semiconductors. As of December 31, 2020, the Index had 30 constituents, which had an average market capitalization of $84.6 billion, total market capitalizations ranging from $4.4 billion to $565.5 billion and were concentrated in the semiconductor industry.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, such as swap agreements, securities of the Index, and exchange-traded funds ("ETFs") that track the Index and other financial instruments that provide daily leveraged exposure to the Index or to ETFs that track the Index. The financial instruments in which the Fund most commonly invests are swap agreements and futures contracts which are intended to produce economically leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index.The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold ETFs and money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance increases over a period longer than a single day.
Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Effects of Compounding and Market Volatility Risk - The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 300% of the Index’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged Fund, if adverse daily performance of the Index reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.The effect of compounding becomes more pronounced as Index volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during shareholder’s holding period of an investment in the Fund.The chart below provides examples of how Index volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a trading day to vary from 300% of the performance of the Index.As shown in the chart below, the Fund would be expected to lose 17.1% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a near complete loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 300% of the performance of the Index and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 300% of the performance of the Index. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Index Correlation/Tracking Risk” below.OneYearIndex300%OneYearIndexVolatility RateReturnReturn10%25%50%75%100%-60%-180%-93.8%-94.7%-97.0%-98.8%-99.7%-50%-150%-87.9%-89.6%-94.1%-97.7%-99.4%-40%-120%-79.0%-82.1%-89.8%-96.0%-98.9%-30%-90%-66.7%-71.6%-83.8%-93.7%-98.3%-20%-60%-50.3%-57.6%-75.8%-90.5%-97.5%-10%-30%-29.3%-39.6%-65.6%-86.5%-96.4%0%0%-3.0%-17.1%-52.8%-81.5%-95.0%10%30%29.2%10.3%-37.1%-75.4%-93.4%20%60%67.7%43.3%-18.4%-68.0%-91.4%30%90%113.2%82.1%3.8%-59.4%-89.1%40%120%166.3%127.5%29.6%-49.2%-86.3%50%150%227.5%179.8%59.4%-37.6%-83.2%60%180%297.5%239.6%93.5%-24.2%-79.6%The Index’s annualized historical volatility rate for the five year period ended December 31, 2020 was 30.07%. The Index’s highest volatility rate for any one calendar year during the five year period was 47.38% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2020 was 35.78%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Leverage - Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Index will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline in the Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index.Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the Adviser determines that the requisite exposure to the Index is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund. The Fund may also change its investment objective by, for example, seeking to track an alternative index, or lowering its leverage multiple or the Fund could close.Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the Index due to fees and other costs borne by the ETF and other factors, such as an ETF’s premium or discount. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund’s return.In addition, the Fund’s investments in derivatives are subject to the following risks:•Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than one year. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index.If the Index has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Index later reverses all or a portion of its movement. This may result in the value of an investment in the Fund changing quickly and without warning.•Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Regulations may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. The value of an investment in the Fund may change quickly and without warning.Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States, the European Union and various other jurisdictions.In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.Rebalancing Risk — If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.Intra-Day Investment Risk - The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Index.If there is a significant intra-day market event and/or the securities of the Index experience a significant decrease, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.Daily Index Correlation/Tracking Risk - There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards, regulatory reasons (such as, diversification requirements) and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. The Fund may not have investment exposure to all of the securities in the Index or its weighting of investment exposure to the securities may be different from that of the Index. In addition, the Fund may invest in securities that are not included in the Index. The Fund may also invest directly in or use other investment companies, such as ETFs, which may result in increased tracking error for the Fund. Additionally, an ETF’s performance may differ from the index it tracks, thus resulting in additional tracking error for the Fund. Activities surrounding periodic Index reconstitutions and other Index rebalancing events may also hinder the Fund’s ability to meet its daily leveraged investment objective. For example, the Fund may take or refrain from taking positions to improve tax efficiency or to comply with various regulatory restrictions, which may negatively impact the Fund’s correlation to the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective.Other Investment Companies (including ETFs) Risk —The Fund may invest directly in another investment company by purchasing shares of the investment company or indirectly by utilizing an investment company as the reference asset of a derivative instrument. By investing in another investment company, including an ETF, the Fund becomes a shareholder of that investment company and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses of the Fund’s own operations. As a shareholder, the Fund must rely on the other investment company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance and its correlation with the Index. In addition, because shares of ETFs are listed and traded on national stock exchanges, their shares may trade at a discount or a premium to an ETF’s net asset value, and an ETF’s market price may be more or less than the value of the index that the ETF tracks especially during periods of market volatility or disruption. Because the Fund transacts and prices its direct or indirect investments in ETFs at market price, the Fund’s use of ETFs could have an adverse impact on the Fund’s ability to achieve its investment objective. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, depending on the demand in the market, the Fund may not be able to liquidate its holdings in ETFs at an optimal price or time, which may adversely affect the Fund’s performance.Natural Disaster/Epidemic and Market Disruption Risk –Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, and tsunamis and widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead to increased market volatility and significant market losses. Such natural disasters and health crises could exacerbate political, social and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains. A climate of uncertainty and panic, including the contagion of infectious viruses and diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.Significant market volatility and market downturns may limit the Fund’s ability to sell securities and obtain long exposure to securities, and the Fund’s sales and long exposures may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund’s returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs (including swap financing costs) in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs’ shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security or the value of the swap exposure and the market closing price of the security or the market closing value of the swap exposure. Under those circumstances, the Fund’s ability to track its Index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value and bid-ask spreads in the Fund’s shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of futures contracts or other securities that are not perfectly correlated to the Index.The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected, and may continue to negatively affect, the economies of many nations, companies, and the global securities and commodities markets, including by reducing liquidity in the markets. It is impossible to predict the full effects, durations and costs of the COVID-19 pandemic.Market Risk — Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.Historically, market cycles have included long term positive and negative periods. Since approximately 2008, the market has largely moved upward and accordingly, the market may be poised for a correction or downturn.Semiconductor Industry Risk – Semiconductor companies may face intense competition, both domestically and internationally, and such competition may have an adverse effect on such companies’ profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Companies in the semiconductor industry may have products that fact obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for qualified personnel. Capital equipment expenditures may be substantial and equipment generally suffers from rapid obsolescence. Semiconductor companies are also heavily dependent on patent and intellectual property rights. The loss or impairment of those rights, would adversely impact the profitability of these companies.Large-Capitalization Company Risk — Large-capitalization companies may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.Mid-Capitalization Company Risk - Mid-capitalization companies often have narrower markets for their goods and/or services, more limited product lines, services, markets, managerial and financial resources and face greater risk of business failure than more established, larger-capitalization companies. In addition, because these stocks are not well known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. As a result, the price of mid-capitalization companies can be more volatile and they may be less liquid than large-capitalization companies, which could increase the volatility of the Fund’s portfolio.Index Strategy Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund. Securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. The Fund will generally not sell a security because its issuer is in financial trouble or its value has declined, unless that holding is removed or is anticipated to be removed from the Index.The Index relies on various sources of information to assess the securities included in the Index, including information that may be based on assumptions or estimates and there is no guarantee that the methodology utilized by the Index Provider will result in the Index achieving positive returns. There is no assurance that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of the Index’s securities . The Index may also underperform other asset classes or similar indices. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The Fund's daily performance may deviate from a multiple of the daily return of the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements).Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Index value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the securities of the Index. Under such circumstances, the market for securities of the Index may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the securities of the Index and may impact the ability of the Fund to achieve its investment objective.Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, may incur substantial losses and may limit or stop purchases of the Fund. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the NYSE Arca, Inc. and incur significant losses.Equity Securities Risk — Investments in, and/or exposure to, publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.High Portfolio Turnover Risk - Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on such exchanges as the NYSE Arca, Inc., could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.Securities Lending Risk — Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.Special Risks of Exchange-Traded FundsAuthorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to net asset value. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.Market Price Variance Risk. Fund Shares are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices rather than at net asset value. The market prices of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for Shares. Shareholders that purchase or sell Shares on the secondary market may trade Shares at a price greater than net asset value (a premium) or less than net asset value (a discount). There may be times when the market price and the net asset value vary significantly. The Fund’s investment results are measured based upon the daily net asset value of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience the same investment results as experienced by those creating and redeeming Shares at net asset value. There is no guarantee that an active secondary market will develop for Shares. To the extent that exchange specialists, market makers, Authorized Participants, or other participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units, market disruptions or significant market volatility, bid-ask spreads and premiums or discounts may widen.Fund Shares Trading Risk/Bid-Ask Spread Risk.Investments in Fund shares are subject to risks as a result of their trading in the secondary market. For example, investors transacting in the secondary market may incur costs as a result of there being a (potentially significant) spread (or difference) between the price that purchasers are willing to pay for shares (the bid) and the price at which sellers are willing to sell shares (the ask). This spread, which is known as a bid-ask spread, will vary based on, among other things, market demand for shares, the liquidity of the Fund portfolio and other factors. In addition, like other securities that are listed on an exchange, Fund shares can be sold short. Accordingly, their price can be volatile and they can be subject to pressure from short sales. Further, trading in all listed securities, including Fund shares, can be halted, including due to market volatility triggering “circuit breaker” rules.
Fund Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year, and ten-year periods compare with those of one or more broad-based market indexes for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Total Return for the Calendar Years Ended December 31
During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 98.91% for the quarter ended June 30, 2020 and its lowest calendar quarter return was -65.49% for the quarter ended March 31, 2020. The year-to-date return as of December 31, 2020 was 70.03%.
Average Annual Total Returns (for the periods ended December 31, 2020)
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time.